Expense Example - FidelitySAIVolatilityIndexFunds-ComboPRO - FidelitySAIVolatilityIndexFunds-ComboPRO - Fidelity SAI Emerging Markets Low Volatility Index Fund - Fidelity SAI Emerging Markets Low Volatility Index Fund
Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 26
3 years	82
5 years	145
10 years	$ 329